Lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Lease liability
Schedule of continuity of lease liability

Lease liability of December 31, 2019	$313,690
Additions	20,585
Interest expense	27,465
Lease payments	(35,231)
Cumulative translation adjustment	(74,310)
Lease liability of December 31, 2020	252,199
Additions	15,582
Interest expense	26,931
Lease payments	(32,893)
Cumulative translation adjustment	(17,427)
Lease liability of December 31, 2021	244,392

As of December 31, 2021
Lease obligations	244,392
Less current portion	27,571
Non-current portion	$216,821

Schedule of contractual undiscounted cash flows.

As at December 31, 2021
Less than one year	$36,936
Year 2	36,936
Year 3	36,936
Year 4	36,936
More than 5 years	369,036
Total contractual undiscounted cash flows	$516,780